Related party (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party	Related party
Pursuant to the Spin-off, Parent ceased to be a related party to the Company and accordingly, no related party transactions or balances have been reported subsequent to the Separation and Distribution Date. In connection with the Spin-off, the Company entered into a number of agreements with Parent to govern the Spin-off and provide a framework for the relationship between the parties going forward, including, but not limited to the following:
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Separation and Distribution Agreement - sets forth the principal actions to be taken in connection with the Spin-off, including the transfer of assets and assumption of liabilities, and establishes certain rights and obligations between the Company and Parent following the Spin-off, including procedures with respect to claims subject to indemnification and related matters.

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Transition Services Agreement - governs all matters relating to the provision of services between the Company and Parent on a transitional basis. The services the Company receives primarily include support for information technology-related functions. The transition services generally commenced on the date of Spin-off and are expected to be completed over a period of one year, but no longer than two years after the Spin-off.

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Tax Matters Agreement - governs the respective rights, responsibilities, and obligations between the Company and Parent with respect to all tax matters, in addition to certain restrictions which generally prohibit the Company from taking or failing to take any action for periods of varying length, from two years to as long as five years, following the Spin-off that would prevent the Spin-off from qualifying as tax-free for U.S. federal income tax purposes, including limitations on the Company’s ability to pursue certain strategic transactions. The allocation of liabilities for payroll taxes and reporting and other employee tax matters is covered by the Employee Matters Agreement and the allocation of liabilities for all other taxes is covered by the Tax Matters Agreement.

The financial statement impact of these agreements was immaterial as of September 30, 2025 and for the three and nine months ended September 30, 2025.
The following discussion summarizes activity between the Company and Parent that occurred prior to the completion of the Spin-off.
Related-party transactions
The Company and Parent have historically had intercompany activity, resulting in revenues and expenses for both parties prior to the Spin-off. Transactions between the Company and other businesses of Parent were considered related-party transactions. Revenues for products and services provided to Parent by the Company were $12 million for the three months ended September 30, 2024, and $33 million and $58 million for the nine months ended September 30, 2025 and 2024, respectively. The costs incurred by the Company related to products and services purchased from Parent were $54 million for the three months ended September 30, 2024, and $69 million and $167 million for the nine months ended September 30, 2025 and 2024, respectively, and are contained within Cost of revenues on the unaudited condensed consolidated statements of operations. The Company also generated revenues from its equity method investees of $5 million and $6 million for the three months ended September 30, 2025 and 2024, respectively, and $11 million and $12 million for the nine months ended September 30, 2025 and 2024, respectively.
Certain related-party transactions between the Company and Parent have been included in these unaudited condensed consolidated financial statements prior to the Spin-off. Trade receivables and payables, as well as non-trade receivables and payables, between the Company and Parent are cash settled and are presented within Accounts receivable and Accounts payable on the condensed consolidated balance sheets. These amounts were previously presented as Due from related-party and Due to related-party, respectively. The net effect of the settlement of these intercompany transactions is reflected within Cash flows from operating activities on the unaudited condensed consolidated statements of cash flows. As of December 31, 2024, trade receivables from Parent were $21 million, non-trade receivables from Parent were $37 million, trade payables due to Parent were $8 million and non-trade payables due to Parent were $3 million.
Allocation of corporate expenses
The unaudited condensed consolidated statements of operations include expense allocations for certain corporate, infrastructure and other shared services that were provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company, prior to the Spin-off. These expenses had been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented prior to the Spin-off. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future.
All such amounts have been deemed to have been incurred and settled by the Company in the period in which the costs were recorded and are included within Net parent investment on the condensed consolidated balance sheet prior to the Spin-off.
Allocations for management costs and corporate support services provided to the Company prior to the Spin-off were as follows:

	For the three months ended September 30,	For the nine months ended September 30,
(In millions)	2024	2025	2024
Cost of revenues	$6	$16	$21
Selling, general and administrative expenses	29	44	73
Total	$35	$60	$94

Cash management and financing
Prior to the Spin-off, a majority of the Company’s subsidiaries participated in Parent’s centralized cash management and financing function. While the Company maintained bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash was managed centrally as part of the overall treasury function and Parent oversaw a cash pooling program whereby cash was swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. This mechanism optimized cash management and was used to ensure all of Parent’s businesses had the working capital needed to run their day-to-day activities.
Depending on the Company’s contributions and withdrawals to and from the cash pool, it was either in a net lending or borrowing position. No maturity dates nor payment schedules were outlined in the agreements governing the cash pooling program and there was no periodic cash settlement as part of the cash pooling program. As of December 31, 2024, the Company had outstanding receivables related to amounts provided to Parent’s centralized cash management and financing function of $532 million, which is included in Related-party notes receivable on the condensed consolidated balance sheet. The balance was settled prior to the Spin-off. The Company paid interest expense of less than $1 million for the three months ended September 30, 2024, and less than $1 million and $1 million for the nine months ended September 30, 2025 and 2024, respectively, on borrowings from Parent’s centralized cash management and financing function. The Company received interest income of $4 million for the three months ended September 30, 2024, and $12 million and $9 million for the nine months ended September 30, 2025 and 2024, respectively, on amounts contributed to the cash pooling program.
Related-party notes payable
The Company had short-term and long-term borrowing arrangements with Parent prior to the Spin-off. These borrowings have been included in both current and noncurrent liabilities within Related-party notes payable on the condensed consolidated balance sheet.
The borrowing arrangements with Parent were primarily for working capital needs and for financing certain acquisitions and had an aggregate principal balance of $7,645 million and $7,647 million as of June 22, 2025 and December 31, 2024, respectively. Prior to the Spin-off, the Company settled $5,646 million of related-party notes payable, with the remaining $1,999 million contributed by Parent to the Company as equity. The Company recognized interest expense from related-party notes payable of $115 million for the three months ended September 30, 2024, and $183 million and $342 million for the nine months ended September 30, 2025 and 2024, respectively. As of December 31, 2024, interest payable to Parent was $78 million related to related-party notes payable.
Net parent investment
As a result of the Spin-off, Net parent investment in the condensed consolidated balance sheets was fully settled on the Separation and Distribution Date.
Prior to the Spin-off, Net parent investment in the condensed consolidated balance sheets and unaudited condensed consolidated statements of equity represented Parent’s historical investment in the Company, the net effect of transactions with Parent and allocations from Parent, and the Company’s accumulated earnings. Net transfers to Parent are included within Net parent investment. During the three months ended September 30, 2025, certain Spin-off-related adjustments were recorded to reflect transfers from Parent and settlement of Spin-off transactions with Parent, which resulted in a net increase to total equity of $2,027 million. These items substantially consisted of the completion of the bond exchange as described in Note 10 (Debt) and the settlement of intercompany debt as described above. The components of Net transfers to Parent on the unaudited condensed consolidated statements of cash flows and the reconciliation to the corresponding amounts presented within the unaudited condensed consolidated statements of equity, which includes certain non-cash elements, were as follows:

	For the nine months ended September 30,
(In millions)	2025	2024
Net transfers to Parent as reflected on the unaudited condensed consolidated statements of cash flows(1)	$(91)	$(297)
Equity contribution from Parent related to the settlement of Related-party notes payable	1,999	—
Other non-cash activities with Parent, net(2)	25	32
Net transfers (to) from Parent as reflected on the unaudited condensed consolidated statements of equity	$1,933	$(265)

(1)	Net transfers to Parent as reflected on the unaudited condensed consolidated statements of cash flows includes general financing activities and allocation of Parent’s corporate expenses.
(2)
Other non-cash activities with Parent, net primarily consist of the net contribution from Parent from the completion of the bond exchange as described in Note 10 (Debt) for the nine months ended September 30, 2025 and income taxes paid by Parent for the nine months ended September 30, 2024.

Note 18. Related party
Related-party transactions
The Company and Parent have historically had intercompany activity, resulting in revenues and expenses for both parties. Transactions between the Company and other businesses of Parent are considered related-party transactions. Revenues for products and services provided to Parent by the Company were $75 million, $65 million and $95 million for the years ended December 31, 2024, 2023 and 2022, respectively. The costs incurred by the Company related to products and services purchased from Parent were $206 million, $274 million and $324 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are contained within Cost of revenues on the combined statements of operations. The Company also generated revenues from its equity method investees of $15 million, $15 million and $14 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Certain related-party transactions between the Company and Parent have been included in these combined financial statements. Trade receivables and payables, as well as non-trade receivables and payables, between the Company and Parent are cash settled and have been presented on the combined balance sheets as Due from related-party and Due to related-party, respectively. The net effect of the settlement of these intercompany transactions is reflected within Cash flows from operating activities on the combined statements of cash flows. As of December 31, 2024 and 2023, trade receivables from Parent were $21 million and $17 million, respectively, non-trade receivables from Parent were $37 million and $19 million, respectively, trade payables due to Parent were $8 million and $11 million, respectively, and non-trade payables due to Parent were $3 million and $4 million, respectively.
Allocation of corporate expenses
The combined statements of operations include expense allocations for certain corporate, infrastructure and other shared services provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company. These expenses have been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future.
All such amounts have been deemed to have been incurred and settled by the Company in the period in which the costs were recorded and are included within Net parent investment on the combined balance sheets.
Allocations for management costs and corporate support services provided to the Company were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Cost of revenues	$28	$27	$21
Selling, general and administrative expenses	108	120	97
Total	$136	$147	$118

Following the Spin-Off, certain services that Parent historically provided to the Company will continue to be provided to the Company by Parent on a transitional basis pursuant to a transition services agreement and certain other ancillary agreements between the Company and Parent. These services are primarily for information technology-related functions. At the end of the transitional periods specified in these agreements, the Company will need to perform these services using the Company’s own resources or hire third-party service providers to perform these services on the Company’s behalf.
Cash management and financing
Historically, a majority of the Company’s subsidiaries participate in Parent’s centralized cash management and financing function. While the Company maintains bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash is managed centrally as part of the overall treasury function and Parent oversees a cash pooling program whereby cash is swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. This mechanism optimizes cash management and is used to ensure all of Parent’s businesses have the working capital needed to run their day-to-day activities.
Depending on the Company’s contributions and withdrawals to and from the cash pool, it can either be in a net lending or borrowing position. No maturity dates nor payment schedules are outlined in the agreements governing the cash pooling program and there is no periodic cash settlement as part of the cash pooling program. As of December 31, 2024 and 2023, the Company had outstanding receivables related to amounts provided to Parent’s centralized cash management and financing function of $532 million and $149 million, respectively, which are included in Related-party notes receivable on the combined balance sheets. For the years ended December 31, 2024, 2023 and 2022, the Company paid interest expense of $1 million, $9 million and $2 million, respectively, on borrowings from Parent’s centralized cash management and financing function, and received interest income of $15 million, $4 million and $2 million, respectively, on amounts contributed to the cash pooling program.
Related-party notes payable
The Company has short-term and long-term borrowing arrangements with Parent. These borrowings have been included in both current and noncurrent liabilities within Related-party notes payable on the combined balance sheets.
The borrowing arrangements with Parent are primarily for working capital needs and for financing certain acquisitions and have an aggregate principal balance of $7,647 million and $7,790 million as of December 31, 2024 and 2023, respectively, with varying maturities from 2025 to 2039 and stated rates varying from 3.39% to 7.41% as of December 31, 2024 and from 3.70% to 8.29% as of December 31, 2023. The weighted-average effective interest rate of the related-party notes payable was 5.45% and 5.95% as of December 31, 2024 and 2023, respectively. The Company recognized interest expense from related-party notes payable of $454 million, $460 million and $152 million for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, interest payable to Parent was $78 million and $81 million, respectively, related to related-party notes payable.
The total principal payments of related-party debt, including current maturities for the five years subsequent to December 31, 2024, are as follows:

(In millions)
2025	$129
2026	105
2027	412
2028	545
2029	350
Thereafter	6,106
Total	$7,647